COMMITMENTS AND CONTINGENT LIABILITIES - Additional (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments And Contingencies Line Items
Bank guarantee	$ 567	$ 618
Royalty rate	7.00%	7.00%
Advance payments on account of car leases	$ 57
Advance payments for facilities rental	$ 150
Net sales of Company products sold by Company's licensees
Commitments And Contingencies Line Items
Royalty payment as a percentage of grants	0.65%	0.65%
MOROCCO
Commitments And Contingencies Line Items
Bank guarantee	$ 225
Israeli Innovation Authority (IIA)
Commitments And Contingencies Line Items
Grant income	4,085	$ 4,065
Royalty expense	0	0
Liabilities assumed	$ 5,159	$ 5,061
Israeli Innovation Authority (IIA) | Future sales of developed product
Commitments And Contingencies Line Items
Royalty payment as a percentage of grants	100.00%	100.00%
Israeli Innovation Authority (IIA) | Minimum | Future sales of developed product
Commitments And Contingencies Line Items
Royalty rate	3.00%	3.00%
Israeli Innovation Authority (IIA) | Maximum | Future sales of developed product
Commitments And Contingencies Line Items
Royalty rate	3.50%	3.50%
Althera
Commitments And Contingencies Line Items
Liabilities assumed	$ 474	$ 474
Potential payment	$ 1,500	$ 1,500
Althera | Future gross revenues derived from purchased intellectual property
Commitments And Contingencies Line Items
Royalty rate	2.00%	2.00%
Ramot | Net sales of all of the Company's products
Commitments And Contingencies Line Items
Royalty rate	2.50%	2.50%
HekaBio K.K.
Commitments And Contingencies Line Items
Milestone number of ordinary stock options	271,588	271,588
Stock option exercise price	4.42%	4.42%
HekaBio K.K. | Reimbursement Price
Commitments And Contingencies Line Items
Royalty rate	3.50%	3.50%
HekaBio K.K. | Revenue from distribution receipts
Commitments And Contingencies Line Items
Royalty rate	10.00%	10.00%
BGN Technologies
Commitments And Contingencies Line Items
Royalty rate	3.00%
BGN Technologies | Net sales of Company products sold by Company's licensees
Commitments And Contingencies Line Items
Grant income	$ 10,000
Royalty rate	2.00%
BGN Technologies | Sales of alpha radiation products
Commitments And Contingencies Line Items
Royalty rate		0.75%
BGN Technologies | Sales of product containing intellectual property
Commitments And Contingencies Line Items
Royalty rate	1.50%	1.50%
BGN Technologies | License revenue related to jointly developed intellectual property
Commitments And Contingencies Line Items
Royalty rate	4.00%	4.00%
BGN Technologies | License revenue related to intellectual property
Commitments And Contingencies Line Items
Royalty rate	8.00%	8.00%
Royalty payment as a percentage of grants	8.00%
BGN Technologies | Minimum | Sales of alpha radiation products
Commitments And Contingencies Line Items
Royalty rate	1.50%
BGN Technologies | Maximum | Sales of alpha radiation products
Commitments And Contingencies Line Items
Royalty rate	0.75%
Cambridge University Hospitals NHS Trust | Revenue generated from patent
Commitments And Contingencies Line Items
Royalty rate	5.00%	5.00%
Cambridge University Hospitals NHS Trust | Net sales of treatment for Squamous Cell Carcinoma
Commitments And Contingencies Line Items
Royalty rate	2.00%	2.00%